Revenue from contracts with customer - Net System Sales per End-Use (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Unit	Dec. 31, 2021 EUR (€) Unit	Dec. 31, 2020 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Total net sales	€ 21,173.4	€ 18,611.0	€ 13,978.5
Net system sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	561	505	395
Total net sales	€ 15,430.3	€ 13,652.8	€ 10,316.6
Net system sales | Logic
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	357	327	260
Total net sales	€ 9,977.6	€ 9,588.5	€ 7,393.0
Net system sales | Memory
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	204	178	135
Total net sales	€ 5,452.7	€ 4,064.3	€ 2,923.6